Subsequent Event (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Subsequent Event
Acquisition purchase price, net of cash acquired	$ 142,700	$ 115,561	$ 90,278